EARNINGS PER SHARE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net income from continuing operations	$ 16,253	$ 3,530	$ 5,882
Net loss from discontinued operations	(258)	(7,433)	(59,311)
Net income (loss)	$ 15,995	$ (3,903)	$ (53,429)
Weighted average number of shares outstanding - basic	52,445	25,620	24,432
Impact of restricted stock units	149	176	133
Weighted average number of shares outstanding - diluted	52,594	25,796	24,565